NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025
Subsequent Event [Line Items]
Increase (Decrease) in Asset Retirement Obligations	$ 161,052
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued to Consultant for Services, Shares			250,000